Label	Element	Value
1919 Variable Socially Responsive Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1919 Variable Socially Responsive Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 1919 Variable Socially Responsive Balanced Fund (the “Socially Responsive Fund” or the “Fund”) seeks capital appreciation and retention of net investment income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2015 the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the expense cap that is in place through December 31, 2017) and you reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	With redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemption at end of period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Socially Responsive Fund invests in a mix of common stocks and other equity securities of U.S. companies of any market capitalization and fixed income securities which are primarily investment grade and may be of any maturity. Normally, the Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. The Fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The Fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.

The Socially Responsive Fund believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies that offer attractive long-term investment potential. The Fund believes that addressing social issues in a positive manner can translate into sound business. The Fund will use its best efforts to assess a company’s social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The Adviser will monitor the social progress or deterioration of each company in which the Socially Responsive Fund invests.

Socially responsive factors considered include fair and reasonable employment practices, contributions to the general well-being of the citizens of its host communities and countries and respect for human rights, efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage and avoidance of investments in companies that manufacture nuclear weapons or other weapons of mass destruction, derive more than 5% of their revenue from the production of non-nuclear weaponry or derive more than 5% of their revenue from the production or sales of tobacco.

The Fund may hold cash pending investment, and may invest in money market instruments for cash management purposes. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.

Cash management and defensive investing risk. The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk.

Credit risk.  If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Extension risk.  When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk.  The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Issuer risk.  The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk.  Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Mortgage-Backed Securities and other Asset-Backed Securities Risk.  Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property.  Mortgage-backed securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”).  The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.

Asset-backed securities are securities backed by credit card receivables, automobile loans or other assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.

Portfolio selection risk.  The value of your investment may decrease if the Fund adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Prepayment or call risk.  Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Socially responsive criteria risk.  The Fund’s universe of investments may be smaller than that of other funds because of the Fund’s socially responsive criteria. Socially responsive companies may underperform similar companies without socially responsiveness policies or the market as a whole. They may also fall out of favor with investors. The Fund’s socially responsive criteria may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Fund’s investment objective and investment strategies.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. These developments may also make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

Valuation risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the average annual total returns of the Fund and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The table compares the Fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index and the blended performance of the two indexes, which provides Fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone. The blended index has been prepared by the Adviser. The Fund makes updated performance information available by calling the Fund at 1-844-828-1919.

The performance of shares of the Fund for the period prior to November 7, 2014 reflects the performance of the Legg Mason Partners Investment Counsel Variable Social Awareness Portfolio (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund, which had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, the Fund assumed the performance, financial and other historical information of the Predecessor Fund’s Shares.

Past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-828-1919
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Return and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	06/30/2009	13.49%
Lowest Return Quarter	12/31/2008	(14.46)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2015)
1919 Variable Socially Responsive Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
1919 Variable Socially Responsive Balanced Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
1919 Variable Socially Responsive Balanced Fund | Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
1919 Variable Socially Responsive Balanced Fund | 1919 Variable Socially Responsive Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fees waived/expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses	rr_NetExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	369
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,474
Annual Return 2006	rr_AnnualReturn2006	7.69%
Annual Return 2007	rr_AnnualReturn2007	10.90%
Annual Return 2008	rr_AnnualReturn2008	(25.20%)
Annual Return 2009	rr_AnnualReturn2009	22.84%
Annual Return 2010	rr_AnnualReturn2010	12.15%
Annual Return 2011	rr_AnnualReturn2011	(0.02%)
Annual Return 2012	rr_AnnualReturn2012	10.71%
Annual Return 2013	rr_AnnualReturn2013	18.71%
Annual Return 2014	rr_AnnualReturn2014	9.30%
Annual Return 2015	rr_AnnualReturn2015	(1.71%)
Label	rr_AverageAnnualReturnLabel	Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.68%

[1]	1919 Investment Counsel, LLC ("1919" or the "Adviser") has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.89% (the "expense cap"). This arrangement cannot be terminated prior to December 31, 2017. After that date, the arrangement may be terminated or amended at any time by the Trust Board of Trustees upon 60 days' notice to 1919 or by 1919 with consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed during the same fiscal year in which 1919 earned the fee or incurred the expense if the total annual operating expenses have fallen to a level below the limit described above.